Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation
18.	SHARE-BASED COMPENSATION
On May 25, 2018, the Board of Directors of Cango Inc. approved the Employee Stock Ownership Plan (the “ESOP”) for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations, and approved 27,845,526 options under the ESOP. The exercise price for such options is US$1.7951 per share. Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively. Any unvested options will be forfeited upon termination of a grantee’s employment with the Company, unless otherwise determined by the plan’s administrator.
In May 2018, the Company granted 5,569,105 options (Batch 1) to certain eligible employees. In February 2019, the Company granted another 5,569,105 options (Batch 2). In October 2020, the Company granted another 8,353,658 options (Batch 3). In May 2021, the Company granted another 8,454,422 options (Batch 4).
On March 11, 2021, the Company’s Board of Directors approved a special cash dividend of US$0.50 per share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately RMB955.4 million (US$147.1 million) was paid to shareholders of record as of the close of trading on March 22, 2021 (Eastern Time). According to the terms of the ESOP, in the event of the Company distributing cash dividend other than normal cash dividends to its shareholders which affects the price of ordinary shares, an adjustment is required for all outstanding options under the ESOP to reflect such change with respect to exercise price per share. The exercise price of all unexercised options of the ESOP was adjusted from US$1.7951 per share to US$1.2951 per share from March 22, 2021.
Prior to the Company’s IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third-party valuation firm. Upon the completion of IPO, the estimated fair value of the Company’s ordinary shares was based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.
The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of May 25, 2018,	As of February 15, 2019,	As of October 15, 2020,	As of May 1, 2021,
	(date of inception)	(date of inception)	(date of inception)	(date of inception)
	Batch 1	Batch 2	Batch 3	Batch 4
Risk-free interest rate (%)	2.93	2.66	0.74	0.74
Volatility (%)	38.70	38.70	37.60	38.00
Expected exercise multiple	2.80	2.30	2.30	2.30
Dividend yield	Nil	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00	10.00
Exercise price (US$)	1.7951	1.7951	1.7951	1.2951
Fair value of ordinary shares (RMB)	37.82	26.80	19.03	21.72
The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB82,265,991, RMB78,754,828 and RMB87,634,835 (US$13,751,819) for the years ended December 31, 2019, 2020 and 2021, respectively.

A summary of option activity under the ESOP is as follows:

		Weighted
	Number of	average exercise	Weighted average	Aggregate Intrinsic
	options	price	Grant date fair value	Value
		RMB	RMB	RMB
Balance, May 25, 2018 (date of inception)	—	—	—	—

Granted	5,569,105	12	38

Balance, December 31, 2018	5,569,105	12	38	83,277,751

Granted	5,569,105	12	27
Exercised	—	—	—
Forfeited	(311,213)	—	34

Balance, December 31, 2019	10,826,997	12	32	209,536,040

Granted	8,353,658	12	19
Exercised	(600,014)	12	38
Forfeited	(69,914)	12	24

Balance, December 31, 2020	18,510,727	12	26	205,922,073

Granted	8,454,422	8	22
Exercised	(737,228)	11	30
Forfeited	(281,151)	9	22

Balance, December 31, 2021	25,946,770	8	25	45,454,271

Vested or expected to vest at December 31, 2021	24,030,153	8	26

Exercisable at December 31, 2021	4,816,748	8	33

As of December 31, 2021, total unrecognized compensation expense relating to unvested options of Batch 1, Batch 2, Batch 3 and Batch 4 was RMB3,184,010 (US$499,641), RMB6,520,703 (US$1,023,241), RMB37,324,385 (US$5,857,010) and RMB79,987,684 (US$12,551,813), respectively. The expense of Batch 1, Batch 2, Batch 3 and Batch 4 is expected to be recognized over a weighted-average period of 0.40 years, 1.00 years, 1.75 years and 2.16 years, respectively, and a weighted average remaining contractual term of Batch 1, Batch 2, Batch 3 and Batch 4 is 6.40 years, 7.13 years, 8.79 years and 9.34 years, respectively.
The total intrinsic value of options exercised during the years ended December 31, 2021, 2020, and 2019, were
$5.4 million, $3.5 million, and nil, respectively.
Cash received from option exercise under all share-based payment for the years
ended December 31, 2021, 2020 and 2019, was RMB8,236,613 (US$1,292,504), RMB6,693,715 and nil, respectively.
For the years ended December 31, 2019, 2020 and 2021, the Company allocated share-based compensation expense as follows:

	For the year s ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenue	3,372,908	3,075,317	4,927,484	773,230
Sales and marketing	17,522,654	16,003,486	15,311,101	2,402,646
General and administrative	57,092,589	55,590,630	63,035,444	9,891,637
Research and development	4,277,840	4,085,395	4,360,806	684,306

	82,265,991	78,754,828	87,634,835	13,751,819